UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts           August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  116

Form 13F Information Table Value Total:  $426,589
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13763                     Castine Partners II, LP

                                                  FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                              TITLE OF                   VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
1ST UNITED BANCORP INC FLA    COM           33740N105    3,815    518,294   SH        Shared        1            518,294
1ST UNITED BANCORP INC FLA    COM           33740N105    2,073    281,706   SH        Sole                       281,706
AMERICAN CAP LTD              COM           02503Y103      911    189,036   SH        Shared        1            189,036
AMERICAN CAP LTD              COM           02503Y103      702    145,605   SH        Sole                       145,605
AMERICAN INTL GROUP INC       COM NEW       026874784   73,578  2,136,400      PUT    Shared        1          2,136,400
AMERICAN INTL GROUP INC       COM NEW       026874784   40,074  1,163,600      PUT    Sole                     1,163,600
AMERIS BANCORP                COM           03076K108    4,637    480,069   SH        Shared        1            480,069
AMERIS BANCORP                COM           03076K108    2,520    260,897   SH        Sole                       260,897
AON CORP                      COM           037389103    4,329    116,614   SH        Shared        1            116,614
AON CORP                      COM           037389103    2,353     63,386   SH        Sole                        63,386
ASSOCIATED BANC CORP          COM           045487105    1,588    129,566   SH        Shared        1            129,566
ASSOCIATED BANC CORP          COM           045487105      864     70,434   SH        Sole                        70,434
BANCORP INC DEL               COM           05969A105    5,812    742,258   SH        Shared        1            742,258
BANCORP INC DEL               COM           05969A105    3,159    403,403   SH        Sole                       403,403
BANCORP RHODE ISLAND INC      COM           059690107    2,295     87,609   SH        Shared        1             87,609
BANCORP RHODE ISLAND INC      COM           059690107    1,335     50,973   SH        Sole                        50,973
BANK OF AMERICA CORPORATION   COM           060505104    5,905    410,923   SH        Shared        1            410,923
BANK OF AMERICA CORPORATION   COM           060505104    3,436    239,077   SH        Sole                       239,077
BCSB BANCORP INC              COM           055367106    1,038    104,894   SH        Shared        1            104,894
BCSB BANCORP INC              COM           055367106      576     58,141   SH        Sole                        58,141
BENEFICIAL MUTUAL BANCORP IN  COM           08173R104    3,201    323,948   SH        Shared        1            323,948
BENEFICIAL MUTUAL BANCORP IN  COM           08173R104    1,739    176,052   SH        Sole                       176,052
CAPE BANCORP INC              COM           139209100    3,030    423,773   SH        Shared        1            423,773
CAPE BANCORP INC              COM           139209100    1,647    230,298   SH        Sole                       230,298
CASH AMER INTL INC            COM           14754D100    3,331     97,200   SH        Shared        1             97,200
CASH AMER INTL INC            COM           14754D100    1,809     52,800   SH        Sole                        52,800
CENTER FINL CORP CALIF        COM           15146E102    3,002    583,000   SH        Shared        1            583,000
CENTER FINL CORP CALIF        COM           15146E102    1,633    317,000   SH        Sole                       317,000
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    3,893    176,614   SH        Shared        1            176,614
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    2,127     96,497   SH        Sole                        96,497
CHIMERA INVT CORP             COM           16934Q109    2,339    648,000   SH        Shared        1            648,000
CHIMERA INVT CORP             COM           16934Q109    1,271    352,000   SH        Sole                       352,000
CHUBB CORP                    COM           171232101    4,781     95,606   SH        Shared        1             95,606
CHUBB CORP                    COM           171232101    2,782     55,622   SH        Sole                        55,622
CIT GROUP INC                 COM NEW       125581801    2,236     66,025   SH        Shared        1             66,025
CIT GROUP INC                 COM NEW       125581801    1,301     38,415   SH        Sole                        38,415
COLUMBIA BKG SYS INC          COM           197236102    2,958    162,000   SH        Shared        1            162,000
COLUMBIA BKG SYS INC          COM           197236102    1,607     88,000   SH        Sole                        88,000
DANVERS BANCORP INC           COM           236442109    3,441    238,156   SH        Shared        1            238,156
DANVERS BANCORP INC           COM           236442109    1,870    129,444   SH        Sole                       129,444
EAGLE BANCORP INC MD          COM           268948106    2,319    196,880   SH        Shared        1            196,880
EAGLE BANCORP INC MD          COM           268948106    1,350    114,560   SH        Sole                       114,560
ESSA BANCORP INC              COM           29667D104      663     53,833   SH        Shared        1             53,833
ESSA BANCORP INC              COM           29667D104      360     29,261   SH        Sole                        29,261
EVANS BANCORP INC             COM NEW       29911Q208    1,844    145,800   SH        Shared        1            145,800
EVANS BANCORP INC             COM NEW       29911Q208    1,002     79,200   SH        Sole                        79,200
FIRST CALIFORNIA FINANCIAL G  COM NEW       319395109    2,179    809,897   SH        Shared        1            809,897
FIRST CALIFORNIA FINANCIAL G  COM NEW       319395109    1,184    440,103   SH        Sole                       440,103
FOX CHASE BANCORP             COM           35137P106    3,180    332,248   SH        Shared        1            332,248
FOX CHASE BANCORP             COM           35137P106    1,850    193,302   SH        Sole                       193,302
FREIGHTCAR AMER INC           COM           357023100    3,227    142,673   SH        Shared        1            142,673
FREIGHTCAR AMER INC           COM           357023100    1,736     76,760   SH        Sole                        76,760
GENWORTH FINL INC             COM CL A      37247D106    3,176    242,977   SH        Shared        1            242,977
GENWORTH FINL INC             COM CL A      37247D106    1,726    132,023   SH        Sole                       132,023
GOLDMAN SACHS GROUP INC       COM           38141G104    7,654     58,311   SH        Shared        1             58,311
GOLDMAN SACHS GROUP INC       COM           38141G104    4,452     33,918   SH        Sole                        33,918
GRAMERCY CAP CORP             COM           384871109      119     94,155   SH        Shared        1             94,155
GRAMERCY CAP CORP             COM           384871109       93     73,450   SH        Sole                        73,450
GREENLIGHT CAPITAL RE LTD     CLASS A       G4095J109    8,722    346,266   SH        Shared        1            346,266
GREENLIGHT CAPITAL RE LTD     CLASS A       G4095J109    4,741    188,197   SH        Sole                       188,197
HERITAGE FINL CORP WASH       COM           42722X106    3,439    229,693   SH        Shared        1            229,693
HERITAGE FINL CORP WASH       COM           42722X106    1,869    124,837   SH        Sole                       124,837
HILLTOP HOLDINGS INC          COM           432748101    1,581    157,951   SH        Shared        1            157,951
HILLTOP HOLDINGS INC          COM           432748101      859     85,844   SH        Sole                        85,844
HOME FED BANCORP INC MD       COM           43710G105    6,445    510,303   SH        Shared        1            510,303
HOME FED BANCORP INC MD       COM           43710G105    3,573    282,859   SH        Sole                       282,859
ISTAR FINL INC                COM           45031U101      174     39,010   SH        Shared        1             39,010
ISTAR FINL INC                COM           45031U101      149     33,390   SH        Sole                        33,390
JPMORGAN CHASE & CO           COM           46625H100    3,703    101,150   SH        Shared        1            101,150
JPMORGAN CHASE & CO           COM           46625H100    2,154     58,850   SH        Sole                        58,850
LEGACY BANCORP INC            CL A          52463G105      712     80,678   SH        Shared        1             80,678
LEGACY BANCORP INC            CL A          52463G105      387     43,826   SH        Sole                        43,826
LENNAR CORP                   CL B          526057302    6,496    573,362   SH        Shared        1            573,362
LENNAR CORP                   CL B          526057302    3,531    311,619   SH        Sole                       311,619
LOEWS CORP                    COM           540424108    4,855    145,757   SH        Shared        1            145,757
LOEWS CORP                    COM           540424108    2,640     79,243   SH        Sole                        79,243
METRO BANCORP INC PA          COM           59161R101    3,198    259,154   SH        Shared        1            259,154
METRO BANCORP INC PA          COM           59161R101    1,738    140,846   SH        Sole                       140,846
MFA FINANCIAL INC             COM           55272X102    5,516    745,343   SH        Shared        1            745,343
MFA FINANCIAL INC             COM           55272X102    2,997    404,967   SH        Sole                       404,967
NEWPORT BANCORP INC           COM           651754103    2,541    208,615   SH        Shared        1            208,615
NEWPORT BANCORP INC           COM           651754103    1,390    114,094   SH        Sole                       114,094
NORTHWEST BANCSHARES INC MD   COM           667340103    5,373    468,422   SH        Shared        1            468,422
NORTHWEST BANCSHARES INC MD   COM           667340103    2,920    254,579   SH        Sole                       254,579
OCEANFIRST FINL CORP          COM           675234108    2,386    197,687   SH        Shared        1            197,687
OCEANFIRST FINL CORP          COM           675234108    1,297    107,442   SH        Sole                       107,442
ORIENTAL FINL GROUP INC       COM           68618W100    1,998    157,810   SH        Shared        1            157,810
ORIENTAL FINL GROUP INC       COM           68618W100    1,163     91,890   SH        Sole                        91,890
ORITANI FINL CORP             COM           686323106    3,284    328,431   SH        Shared        1            328,431
ORITANI FINL CORP             COM           686323106    1,951    195,118   SH        Sole                       195,118
PENN MILLERS HLDG CORP        COM           707561106    4,335    328,382   SH        Shared        1            328,382
PENN MILLERS HLDG CORP        COM           707561106    2,356    178,469   SH        Sole                       178,469
PMI GROUP INC                 COM           69344M101    1,311    453,600   SH        Shared        1            453,600
PMI GROUP INC                 COM           69344M101      712    246,400   SH        Sole                       246,400
POPULAR INC                   COM           733174106    4,342  1,620,000   SH        Shared        1          1,620,000
POPULAR INC                   COM           733174106    2,358    880,000   SH        Sole                       880,000
SMITHTOWN BANCORP INC         COM           832449102      821    275,399   SH        Shared        1            275,399
SMITHTOWN BANCORP INC         COM           832449102      446    149,601   SH        Sole                       149,601
SPDR GOLD TRUST               GOLD SHS      78463V107    8,189     67,297   SH        Shared        1             67,297
SPDR GOLD TRUST               GOLD SHS      78463V107    4,450     36,572   SH        Sole                        36,572
TRADESTATION GROUP INC        COM           89267P105    4,373    647,907   SH        Shared        1            647,907
TRADESTATION GROUP INC        COM           89267P105    2,377    352,093   SH        Sole                       352,093
TWO HBRS INVT CORP            COM           90187B101    3,406    412,906   SH        Shared        1            412,906
TWO HBRS INVT CORP            COM           90187B101    1,850    224,294   SH        Sole                       224,294
UNITED FINANCIAL BANCORP INC  COM           91030T109    3,977    291,323   SH        Shared        1            291,323
UNITED FINANCIAL BANCORP INC  COM           91030T109    2,161    158,332   SH        Sole                       158,332
US BANCORP DEL                COM NEW       902973304    9,412    421,136   SH        Shared        1            421,136
US BANCORP DEL                COM NEW       902973304    5,115    228,864   SH        Sole                       228,864
WASHINGTON BKG CO OAK HBR WA  COM           937303105    3,030    236,903   SH        Shared        1            236,903
WASHINGTON BKG CO OAK HBR WA  COM           937303105    1,647    128,763   SH        Sole                       128,763
WASHINGTON FED INC            COM           938824109    2,621    162,000   SH        Shared        1            162,000
WASHINGTON FED INC            COM           938824109    1,522     94,057   SH        Sole                        94,057
WHITE MTNS INS GROUP LTD      COM           G9618E107    5,511     16,999   SH        Shared        1             16,999
WHITE MTNS INS GROUP LTD      COM           G9618E107    3,207      9,891   SH        Sole                         9,891
WILLIS LEASE FINANCE CORP     COM           970646105    2,701    293,001   SH        Shared        1            293,001
WILLIS LEASE FINANCE CORP     COM           970646105    1,468    159,231   SH        Sole                       159,231
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